Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2024
Property Plant And Equipment
Schedule Of Property, Plant and Equipment

September 30, 2024
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Total
Gross carrying amount
Balance beginning	7,700	3,197	76	1,712	73	12,758
Additions	—	—	—	94	31	125
Exchange differences	—	6	—	3	1	10
Balance ending	7,700	3,203	76	1,809	105	12,893
Depreciation and impairment
Balance beginning	(419)	(1,127)	(33)	(970)	(60)	(2,609)
Additions	(374)	(454)	(15)	(221)	(11)	(1,075)
Exchange differences	—	(3)	—	(3)	(1)	(7)
Balance ending	(793)	(1,584)	(48)	(1,194)	(72)	(3,691)
Net Book Value ending	6,907	1,619	28	615	33	9,202

September 30, 2023
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Total
Gross carrying amount
Balance beginning	5,105	2,582	39	1,240	56	9,022
Additions	2,595	573	37	452	16	3,673
Exchange differences	—	42	—	20	1	63
Balance ending	7,700	3,197	76	1,712	73	12,758
Depreciation and impairment
Balance beginning	(104)	(710)	(20)	(819)	(55)	(1,708)
Additions	(315)	(406)	(12)	(138)	(4)	(875)
Exchange differences	—	(11)	(1)	(13)	(1)	(26)
Balance ending	(419)	(1,127)	(33)	(970)	(60)	(2,609)
Net Book Value ending	7,281	2,070	43	742	13	10,149